111 Huntington Ave., Boston, Massachusetts  02199-7632

Phone 617-954-5000

January 27, 2017

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:	Massachusetts Investors Growth Stock Fund (the “Trust”) (File Nos. 2-14677 and 811-00859); Post-Effective Amendment No. 98 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and (3) Regulation S-T, please find Post-Effective Amendment No. 98 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 96 to the above-captioned Registration Statement.

The Amendment is being filed for the purpose of (i) adding a new appendix to the Prospectus in accordance with the guidance provided in “IM Guidance Update No. 2016-06 - Mutual Fund Fee Structures” issued by the Staff of the Division of Investment Management on December 15, 2016 (the “December Guidance Update”) in order to set forth scheduled variations of sales charge waivers specific to financial intermediaries, and (ii) in connection therewith, making certain other minor and conforming related changes to the Registration Statement (e.g., the relocation of information regarding waivers of sales charges from the SAI to the new appendix to the Prospectus).

In accordance with the December Guidance Update and the previous Securities and Exchange Commission (the “Commission”) release regarding selective review, Revised Procedures for Processing Registration Statements, Post-Effective Amendments, and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984), the Trust respectfully requests selective review of the Amendment, as much of the information contained in the Amendment is substantially similar to that contained in post-effective amendments recently filed by certain other funds within the MFS Funds complex and therefore has already been subject to review by the staff of the Commission (the “Staff”).

In particular, except as to information relating to the addition of the new appendix to the Prospectus and related changes as discussed above and certain information that is specific to the Fund (e.g. Principal Investment Strategies), much of the disclosure was subject to review and comment by the Staff in its review of Post-Effective Amendment No. 76 to the Registration Statement of MFS Series Trust I (1933 Act File No. 33-7638 and 1940 Act File No. 811-4777) filed with the Commission on October 27, 2016 (SEC Accession No. 0001104659-16-152442).

As a result, the Trust respectfully requests that the Staff focus its review on the disclosure changes relating to the addition of the new appendix to the Prospectus including categories of intermediary-specific sales charge waivers, including the following sections of the Prospectus: “Summary of Key Information - Fees and Expense”; “Description of Share Classes - Sales Charges and Waivers or Reductions”; and the new “Appendix A - Waivers of Sales Charges”.

If you have any questions concerning the foregoing, please call the undersigned at (617) 954-4384 or Nick Pirrotta at (617) 954-5846.

Sincerely,

AMANDA S. MOORADIAN
Amanda S. Mooradian
Assistant Vice President and Counsel

ASM/bjn

enclosure